Convertible Debentures Receivable	12 Months Ended
Jul. 31, 2020
Disclosure Of Convertible Note Receivable [Abstract]
Convertible Debentures Receivable

7. Convertible Debentures Receivable

	July 31, 2020	July 31, 2019
12% Convertible debentures	$—	$12,024
Zero interest convertible debentures	—	1,330
Total	$—	$13,354

12% CONVERTIBLE DEBENTURES

On July 26, 2018, the Company purchased $10,000 in the form of unsecured and subordinated convertible debentures to an unrelated entity, Fire and Flower ("FAF"). The convertible debentures bore interest at 8%, which was paid semi-annually and matured July 31, 2020. The convertible debentures included a conversion feature which allowed for the conversion of the debenture into common shares of FAF at the lower of $1.15 and the share price as defined within the agreement. The Company obtained the debenture as a part of a strategic investment into the private retail cannabis market. The convertible debentures are measured using a level 2 valuation methodology under the fair value hierarchy.

The debentures had the option of being converted into common shares or a loan on July 31, 2020, which bore interest at 12%, at the holder's option.

On January 23, 2020, $3,000 of debentures were converted using a conversion rate of $1.15 into 2,608,695 common shares of FAF. The Company then fully disposed of these shares on January 27, 2020 at an average market price of $1.0541 for total proceeds of $2,724, net of commission expenses amounting to $26.

On February 11, 2020, the remaining $7,000 of debentures were converted using a conversion rate of $1.15 into 6,086,956, common shares of FAF. The Company fully disposed of these shares on February 18, 2020 at an average market price of $0.75 for total proceeds of $4,504 net of commission expenses amounting to $61. The accrued and unpaid interest on February 11, 2020, was $367 which was settled through the issuance of 319,377 common shares of FAF to the Company (Note 11).

The realized loss for the year ended July 31, 2020 was $4,396.

ZERO INTEREST CONVERTIBLE DEBENTURES

On May 24, 2019, the Company obtained $800 of unsecured and subordinated convertible debentures from FAF as a result of the acquisition of Newstrike (Note 14). On May 24, 2019, the debentures carried an initial fair value of $1,220. The convertible debenture bore zero interest and matured on November 30, 2019. On maturity, the debentures converted into 1,000,000 common shares of FAF, at a conversion rate of $0.80, as set out in the agreement (Note 11). The realized loss for the year ended July 31, 2020 was $410.